SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES	12 Months Ended
Jan. 02, 2022
Analysis of income and expense [abstract]
SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES	SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES:
(a)    Selling, general and administrative expenses:

	2021	2020

Selling expenses	$68,591	$76,327
Administrative expenses	147,260	101,492
Distribution expenses	98,320	94,487
	$314,171	$272,306

(b)    Employee benefit expenses:

	2021	2020

Salaries, wages and other short-term employee benefits	$501,036	$423,335
Share-based payments	37,660	1,954
Post-employment benefits	28,085	44,645
	$566,781	$469,934
17. SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (continued):

(c)    Cost of sales:
Included in cost of sales for the year ended January 2, 2022 are the following items:
•A reduction of cost of sales related to pandemic government assistance for users of U.S. cotton of $18.3 million.
•Net insurance gain of $46.0 million, related to the two hurricanes which occurred in Central America in November 2020. The net insurance gain reflected costs of $54.7 million, (mainly attributable to equipment repairs, salary and benefits continuation for idle employees, and other costs and charges), which were more than offset by related accrued insurance recoveries of $100.7 million. The insurance gains primarily relate to accrued insurance recoveries at replacement cost value for damaged equipment in excess of the write-off of the net book value of property plant and equipment.
Since November 2020, the Company has recognized $212.8 million of accrued insurance recoveries, of which $200.0 million has been received as an advance ($50.0 million in December 2020, $50.0 million in March 2021, $50.0 million in June 2021 and $50.0 million in September 2021), of which receipts of $46.4 million are included in cash flow from operating activities and $103.6 million included in cash flows from investing activities as at January 2, 2022. As at January 2, 2022, $12.8 million of insurance recoveries receivable are recorded in prepaid expenses, deposits and other current assets in the consolidated statement of financial position.
The Company recognizes insurance recoveries for items that it has an unconditional contractual right to receive. The Company expects to recognize additional insurance recoveries as the insurance claim process progresses.
•Charges of $4.2 million related to the Company's strategic initiatives to significantly reduce its product line SKU count as described in note 8.
•A write-down of production equipment and other assets relating to discontinued SKUs of $4.6 million.

Included in cost of sales for the year ended January 3, 2021 are the following items:
•$108.4 million of manufacturing costs charged directly to cost of sales during the first nine months of the fiscal year as a result of low production levels due to the temporary suspension of production at most of our manufacturing facilities starting in mid-March 2020 resulting from the COVID-19 pandemic. These manufacturing costs consist mainly of salary and benefits continuation for suspended employees as a result of suspended production, severance for terminated employees, and unabsorbed salary, benefits, and overhead costs, including depreciation.
•$108.1 million of write-downs of inventory to net realizable value as a result of product line reductions and the decline in the net realizable value of certain inventories due to current market conditions as described in note 8.
•$11.3 million for excess commodity contracts with merchants that no longer met the own-use exemption based on a reduction of physical cotton consumption in line with reduced production requirements.
•$8.4 million transfer from accumulated other comprehensive income to cost of sales for certain commodity forward, option, and swap contracts that no longer met the criteria for hedge accounting as the commodity purchases which the hedging instruments were respectively hedging were no longer expected to occur due to reduced production requirements.
•Net insurance gain of $9.6 million related to the two hurricanes which impacted the Company’s operations in Central America in November 2020. The net insurance gain reflected costs of $101.4 million, (mainly attributable to equipment repairs, salary and benefits continuation for idle employees, and other costs and charges), which were more than offset by related accrued insurance recoveries of $111.0 million (of which $50.0 million was included in cash flows from operating activities, and $61.0 million is recorded in prepaid expenses, deposits and other current assets in the statement of financial position. The insurance gains primarily relate to accrued insurance recoveries at replacement cost value for damaged equipment in excess of the write-off of the net book value of property plant and equipment.
17. SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (continued):

(d)    Government assistance:
During the year ended January 2, 2022 an amount of $34.1 million (2020 - $9.2 million) was recognized in cost of sales in the consolidated statement of earnings and comprehensive income relating to government assistance for production costs, and nil (2020 - $3.9 million) was recognized in SG&A in the consolidated statement of earnings and comprehensive income relating to employment subsidies. The $34.1 million includes a COVID relief stimulus payment of $18.3 million for users of U.S. cotton.